Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company and Goldman Sachs Bank USA, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the GSMS Trust 2024-FAIR, Commercial Mortgage Pass-Through Certificates, Series 2024-FAIR securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

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the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of June 6, 2024.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on June 5, 2024 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2024-FAIR Accounting Tape Final.xlsx (provided on June 5, 2024).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
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•	The phrase “Cash Management Agreement” refers to a signed or draft cash management agreement.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
•	The phrase “Ground Lease” refers to the draft or signed ground lease agreement, abstract or exhibit thereof.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments or exhibits thereof.
•	The phrase “Management Agreement” refers to a signed or draft management agreement and any amendments, assignments or assumptions thereof.
•	The phrase “Title Policy” refers to a signed or proforma title policy or commitment.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From June 3, 2024 through June 5, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For

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each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

June 5, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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GSMS Trust 2024-FAIR	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Engineering Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Keys	Underwriting File	None
19	Loan Per Unit ($)	Recalculation	None
20	Mortgage Loan Original Balance ($)	Loan Agreement	None
21	Mortgage Loan Cut-off Date Balance ($)	Recalculation	None
22	% of Initial Pool Balance	Recalculation	None
23	Pari Passu Split (Y/N)	Loan Agreement	None
24	Mortgage Loan Rate (%)	None - Company Provided	None
25	Administrative Fee Rate (%)	Fee Schedule	None
26	Net Mortgage Loan Rate	Recalculation	None
27	Mortgage Loan Monthly Payment ($)	Recalculation	None
28	Mortgage Loan Annual Debt Service ($)	Recalculation	None
29	Interest Accrual Method	Loan Agreement	None
30	Interest Accrual Period	Loan Agreement	None
31	Origination Date	None - Company Provided	None
32	First Due Date	Loan Agreement	None
33	Last IO Due Date	Loan Agreement	None
34	First P&I Due Date	Loan Agreement	None
35	Due Date	Loan Agreement	None
36	Grace Period- Late Fee	Loan Agreement	None
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GSMS Trust 2024-FAIR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
37	Grace Period- Default	Loan Agreement	None
38	Amortization Type	Loan Agreement	None
39	Original Interest-Only Period (Mos.)	Recalculation	None
40	Remaining Interest-Only Period (Mos.)	Recalculation	None
41	Original Term To Maturity (Mos.)	Recalculation	None
42	Remaining Term To Maturity (Mos.)	Recalculation	None
43	Original Amortization Term (Mos.)	Not Applicable*	None
44	Remaining Amortization Term (Mos.)	Not Applicable*	None
45	Seasoning	Recalculation	None
46	Maturity Date	Loan Agreement	None
47	Mortgage Loan Balloon Balance ($)	Recalculation	None
48	Lockbox	Loan Agreement; Cash Management Agreement	None
49	Cash Management	Loan Agreement	None
50	Cash Management Triggers	Loan Agreement	None
51	Performance Test Trigger Level	Loan Agreement	None
52	Cross-Collateralized (Y/N)	Not Applicable*	None
53	Crossed Group	Not Applicable*	None
54	Lockout Period	Recalculation	None
55	Lockout Expiration Date	Loan Agreement	None
56	Prepayment Begin Date	Loan Agreement	None
57	Prepayment End Date	Loan Agreement	None
58	Open Period Begin Date	Loan Agreement	None
59	Open Period (Payments)	Recalculation	None
60	Prepayment Type	Loan Agreement	None
61	Prepayment Provision	Loan Agreement	None
62	Partially Prepayable without Penalty	Loan Agreement	None
63	Partially Prepayable without Penalty Description	Not Applicable*	None
64	Partial Collateral Release Description	Not Applicable*	None
65	Yield Maintenance Index	Loan Agreement	None
66	Yield Maintenance Discount	Loan Agreement	None
67	Yield Maintenance Margin	Loan Agreement	None
68	Yield Maintenance Calculation Method	Loan Agreement	None
69	Day of Month Prepayment Permitted	Loan Agreement	None
70	Due on Sale	Loan Agreement	None
71	Due on Encumbrance	Loan Agreement	None
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GSMS Trust 2024-FAIR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
72	Other Subordinate Debt Balance ($)	Not Applicable*	None
73	Other Subordinate Debt Type	Not Applicable*	None
74	Future Debt Allowed?	Loan Agreement	None
75	Mortgage Assumable?	Loan Agreement	None
76	Assumption Fee	Loan Agreement	None
77	Appraiser Designation	Appraisal Report	None
78	Appraisal FIRREA (Y/N)	Appraisal Report	None
79	As-Is Appraisal Date	Appraisal Report	None
80	As-Is Appraised Value ($)	Appraisal Report	None
81	As-Stabilized Appraisal Date	Appraisal Report	None
82	As-Stabilized Appraised Value ($)	Appraisal Report	None
83	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
84	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
85	Single Tenant (Y/N)	Not Applicable*	None
86	Engineering Report Date	Engineering Report	None
87	Environmental Phase I Report Date	Environmental Report	None
88	Environmental Phase II	Environmental Report	None
89	Environmental Phase II Report Date	Environmental Report	None
90	PML or SEL (%)	Not Applicable*	None
91	Seismic Report Date	Not Applicable*	None
92	Earthquake Insurance Required (Y/N)	Loan Agreement	None
93	Terrorism Insurance Required (Y/N)	Loan Agreement	None
94	Environmental Insurance Required (Y/N)	Loan Agreement	None
95	Blanket Insurance Policy (Y/N)	Insurance Summary	None
96	Lien Position	Title Policy	None
97	Ownership Interest	Title Policy	None
98	Condominium Present?	Loan Agreement	None
99	Ground Lease (Y/N)	Ground Lease	None
100	Annual Ground Lease Payment ($)	Ground Lease	None
101	Ground Lease Expiration Date	Ground Lease	None
102	Ground Lease Extension (Y/N)	Ground Lease	None
103	# of Ground Lease Extension Options	Ground Lease	None
104	Ground Lease Expiration Date after all Extensions	Ground Lease	None
105	2021 EGI Date	Underwriting File	None
106	2021 EGI ($)	Underwriting File	$1.00
107	2021 Expenses ($)	Underwriting File	$1.00
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GSMS Trust 2024-FAIR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
108	2021 NOI ($)	Underwriting File	$1.00
109	2021 FF&E Reserve ($)	Underwriting File	$1.00
110	2021 NCF ($)	Underwriting File	$1.00
111	2022 EGI Date	Underwriting File	None
112	2022 EGI ($)	Underwriting File	$1.00
113	2022 Expenses ($)	Underwriting File	$1.00
114	2022 NOI ($)	Underwriting File	$1.00
115	2022 FF&E Reserve ($)	Underwriting File	$1.00
116	2022 NCF ($)	Underwriting File	$1.00
117	2023 EGI Date	Underwriting File	None
118	2023 EGI ($)	Underwriting File	$1.00
119	2023 Expenses ($)	Underwriting File	$1.00
120	2023 NOI ($)	Underwriting File	$1.00
121	2023 FF&E Reserve ($)	Underwriting File	$1.00
122	2023 NCF ($)	Underwriting File	$1.00
123	Most Recent Date (if past 2023)	Underwriting File	None
124	Most Recent # of months	Underwriting File	None
125	Most Recent Description	Underwriting File	None
126	Most Recent EGI (if past 2023) ($)	Underwriting File	$1.00
127	Most Recent Expenses (if past 2023) ($)	Underwriting File	$1.00
128	Most Recent NOI (if past 2023) ($)	Underwriting File	$1.00
129	Most Recent FF&E Reserve (if past 2023) ($)	Underwriting File	$1.00
130	Most Recent NCF (if past 2023) ($)	Underwriting File	$1.00
131	Underwritten EGI ($)	Underwriting File	$1.00
132	Underwritten Expenses ($)	Underwriting File	$1.00
133	Underwritten Net Operating Income ($)	Underwriting File	$1.00
134	Underwritten NOI DSCR (x)	Recalculation	None
135	Underwritten NOI Debt Yield	Recalculation	None
136	Underwritten FF&E Reserve ($)	Underwriting File	$1.00
137	Underwritten TI / LC ($)	Underwriting File	$1.00
138	Underwritten Other Reserve ($)	Underwriting File	$1.00
139	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
140	Underwritten NCF DSCR (x)	Recalculation	None
141	Underwritten NCF Debt Yield	Recalculation	None
142	2021 Occupancy	Underwriting File	None
143	2022 Occupancy	Underwriting File	None
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GSMS Trust 2024-FAIR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
144	2023 Occupancy	Underwriting File	None
145	TTM April 2024 Occupancy	Underwriting File	None
146	UW Occupancy	Underwriting File	None
147	2021 Average Daily Key Rate ($)	Underwriting File	None
148	2022 Average Daily Key Rate ($)	Underwriting File	None
149	2023 Average Daily Key Rate ($)	Underwriting File	None
150	TTM April 2024 Average Daily Key Rate ($)	Underwriting File	None
151	UW Average Daily Key Rate ($)	Underwriting File	None
152	2021 Daily RevPAR ($)	Underwriting File	None
153	2022 Daily RevPAR ($)	Underwriting File	None
154	2023 Daily RevPAR ($)	Underwriting File	None
155	TTM April 2024 Daily RevPAR ($)	Underwriting File	None
156	UW Daily RevPAR ($)	Underwriting File	None
157	Property Manager	Management Agreement	None
158	Hotel Franchise Flag	Management Agreement	None
159	Franchise Agreement Expiration	Not Applicable*	None
160	Hotel Management Agreement Initial Expiration Date	Management Agreement	None
161	Management Agreement Expiration Date after all Extensions	Management Agreement	None
162	Upfront RE Tax Reserve ($)	None - Company Provided	None
163	Ongoing RE Tax Reserve ($)	None - Company Provided	None
164	Upfront Insurance Reserve ($)	None - Company Provided	None
165	Ongoing Insurance Reserve ($)	None - Company Provided	None
166	Upfront Replacement Reserve ($)	Loan Agreement	None
167	Ongoing Replacement Reserve ($)	Loan Agreement; Management Agreement	None
168	Replacement Reserve Caps ($)	Loan Agreement	None
169	Upfront TI/LC Reserve ($)	Loan Agreement	None
170	Ongoing TI/LC Reserve ($)	Loan Agreement	None
171	TI/LC Caps ($)	Loan Agreement	None
172	Upfront Debt Service Reserve ($)	Loan Agreement	None
173	Ongoing Debt Service Reserve ($)	Loan Agreement	None
174	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
175	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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GSMS Trust 2024-FAIR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
176	Upfront Environmental Reserve ($)	Loan Agreement	None
177	Ongoing Environmental Reserve ($)	Loan Agreement	None
178	Upfront Other Reserve ($)	Loan Agreement	None
179	Ongoing Other Reserve ($)	Loan Agreement	None
180	Other Reserve Description	Loan Agreement	None
181	Letter of Credit?	Loan Agreement	None
182	Letter of Credit Balance ($)	Loan Agreement	None
183	Letter of Credit Description	Loan Agreement	None
184	Release Provisions (Y/N)	Loan Agreement	None
185	Loan Purpose	None - Company Provided	None
186	Borrower Name	Loan Agreement	None
187	Tenant In Common (Y/N)	Loan Agreement	None
188	Sponsor	Loan Agreement	None
189	Carve-out Guarantor	Guaranty Agreement	None
190	Recourse	Guaranty Agreement	None
191	Single Purpose Borrower (Y/N)	Loan Agreement	None
192	Exit Fee	Not Applicable*	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes

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GSMS Trust 2024-FAIR	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Loan Per Unit ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Keys.
21	Mortgage Loan Cut-off Date Balance ($)	Set equal to Mortgage Loan Original Balance ($).
22	% of Initial Pool Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Mortgage Loan Original Balance ($).
26	Net Mortgage Loan Rate	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Fee Rate (%).
27	Mortgage Loan Monthly Payment ($)	Quotient of (i) product of (a) Mortgage Loan Cut-off Date Balance ($), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
28	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.
39	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
40	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
41	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
42	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
45	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
47	Mortgage Loan Balloon Balance ($)	Set equal to Mortgage Loan Original Balance ($).
54	Lockout Period	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Lockout Expiration Date.
59	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
83	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).
84	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) As-Is Appraised Value ($).
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GSMS Trust 2024-FAIR	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
134	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).
135	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
140	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).
141	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

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